Asset retirement obligation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Asset Retirement Obligation Details
ARO balance, beginning of the year	$ 56,702	$ 55,240	$ 51,240
Accretion expense	2,069	2,283	4,000
Costs incurred	0	(821)	0
Change in ARO estimates	(31,993)	0	0
ARO balance, end of the year	$ 26,778	$ 56,702	$ 55,240